Payroll and social securities payable (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Payroll and Social Security Liabilities

	2021	2020
Non-current
Social security payable	1,243	1,075
	1,243	1,075
Current
Salaries payable	2,617	2,774
Social security payable	3,499	2,827
Provision for vacations	8,136	6,866
Provision for bonuses	10,799	10,866
	25,051	23,333
Total payroll and social security liabilities	26,294	24,408